Exceptional items	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Exceptional items
7.	Exceptional items
IAS 1
Presentation of financial statements
requires that material items of income and expense be disclosed separately. Exceptional items are items that in management’s judgment need to be disclosed by virtue of their size or incidence so that a user can obtain a proper understanding of the company’s financial information.
The exceptional items included in the income statement are as follows:

Million US dollar	2024	2023

Restructuring	(59)	(50)
Business and asset disposal (including impairment losses)	(60)	(38)
Claims and legal costs	-	(19)
Impact on profit from operations	(119)	(107)

Exceptional net finance income/(expense)	(530)	(703)
Exceptional share of results of associates	104	-
Exceptional taxes	(133)	51
Exceptional non-controlling interest	3	9
Net impact on profit	(675)	(750)
The exceptional restructuring charges for the
six-month
period ended 30 June 2024 total (59)m US dollar (30 June 2023: (50)m US dollar). These charges primarily relate to organizational alignments as a result of operational improvements across our supply chain and our commercial and support functions. These changes aim to eliminate overlapping organizations or duplicated processes, taking into account the matching of employee profiles with new organizational requirements. These one-time
expenses provide the company with a lower cost base and bring a stronger focus to AB InBev’s core activities, quicker decision-making and improvements to efficiency, service and quality.
Business and asset disposals (including impairment losses) amount to (60)m US dollar for the six-month
period ended 30 June 2024 mainly comprising impairment of intangible assets and other non-core
assets held for sale in the period (30 June 2023: (38)m US dollar).
The company incurred exceptional net finance expenses of (530)m US dollar for the six-month
period ended 30 June 2024 (30 June 2023: net finance expenses of (703)m US dollar) – see Note 8
Finance expense and income
.
During the
six-month
period ended 30 June 2024, the company recorded the impact of 104m US dollar from our associate Anadolu Efes’ adoption of IAS 29 hyperinflation accounting on their 2023 results – see Note 13
Investments in associates
.
All the amounts referenced above are before income taxes. The exceptional taxes amounted to (133)m US dollar (increase of income taxes) for the six-month
period ended 30 June 2024 (30 June 2023: decrease of income taxes by 51m US dollar). The exceptional taxes for the six-month
period ended 30 June 2024 include mainly the net impact of (240)m USD exceptional tax expense (4.5 billion South African rand) following the resolution of South African tax matters (refer to Note 21
Contingencies)
and the release of tax provisions.
Non-controlling
interest on the exceptional items amounts to 3m US dollar for the six-month
period ended 30 June 2024 (30 June 2023: 9m US dollar).